Net Loss Per Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Net Loss Per Unit
Net Loss Per Unit

NOTE 3 — Net Loss Per Unit

The Company has issued Series A, Series B and Series C units, as discussed in Note 15 — Members’ Deficit. Series A units are entitled to a preferred rate of return and Series C units are equivalent to profits interests. Only Series B units have voting rights. All Series B and Series C units are used in the computation of net loss per unit.

The Company has issued a number of warrants, exercisable at $0.01 per unit at any time from the warrant agreement execution dates to the exercise period end dates. Depending on the warrant agreement, the exercise period varies from seventh to tenth anniversary of the warrant agreement execution date. There were 311,686,636 and 181,148,044 warrants outstanding as of September 30, 2024 and December 31, 2023, respectively. Given the nominal exercise price, penny warrants are considered to be outstanding in the context of basic earnings per share, and thus the units are included in the computation of basic and diluted earnings per unit as of September 30, 2024 and December 31, 2023, respectively. However, the puttable warrants associated with the Bay Point note in the amounts of 4,837,348 and 3,839,359 are anti-dilutive for the nine months ended September 30, 2024 and for the year ended December 31, 2023, respectively. Therefore, the Bay Point warrants are excluded from the calculation of diluted net loss per unit for the nine months ended September 30, 2024 and for the year ended December 31, 2023, respectively.

The Company had 9,906,827 weighted average series B units for the three and nine months ended September 30, 2024, 9,906,827 and 9,748,995 weighted average series B units for the three and nine months ended September 30, 2023, respectively. In addition, the Company also had 1,584,327 weighted average series C units for the three and nine months ended September 30, 2024, 1,584,327 and 1,447,011 weighted average series C units for the three and nine months ended September 30, 2023, respectively. Together with the exercisable warrants outstanding, the Company had 318,340,442 weighted average common series B and C units for the three and nine months ended September 30, 2024, 64,319,210 and 64,024,061 weighted average common series B and C units for the three and nine months ended September 30, 2023.

The dividend calculation in the numerator represents the dividend expenses accrued but not yet paid for the periods indicated to the various owners of Series A units. Series A Units entitle the holder to receive an eight percent (8%) per annum rate of return on the unrecovered capital contribution of such holder.

Series A units, some of which are redeemable and some of which are nonredeemable, are excluded in the net loss per unit calculation below as they are not participating units. Series C units are non-voting units. These units are included in the basic and diluted weighted Series B units and Series C units outstanding calculation below. Warrants are also included in the below calculation of basic and diluted weighted average Series B units and Series C units outstanding because they are fully exercisable at any time by the holders.

The following table sets forth the computation of the Company’s basic and diluted loss per unit:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss	$(23,432,428)	$(7,914,338)	$(47,576,985)	$(29,170,736)
Dividend	(573,562)	(529,770)	(1,675,090)	(1,541,762)
Earnings available for common units	$(24,005,990)	$(8,444,108)	$(49,252,075)	$(30,712,498)
Denominator:
Weighted average common units outstanding (basic)	318,340,442	64,319,210	318,340,442	64,024,061
Dilutive effect of potential membership units	—	—	—	—
Weighted average common units outstanding (diluted)	318,340,442	64,319,210	318,340,442	64,024,061
Basic earnings per unit	$(0.08)	$(0.13)	$(0.15)	$(0.48)
Diluted earnings per unit	$(0.08)	$(0.13)	$(0.15)	$(0.48)

NOTE 4 — Net Loss Per Unit

The Company has issued Series A, Series B and Series C units, as discussed in Note 16 — Members’ Deficit. Series A units are entitled to a preferred rate of return and Series C units are equivalent to profits interests. Only Series B units have voting rights. All Series B and Series C units are used in the computation of net loss per unit.

The Company has issued a number of warrants, exercisable at $0.01 per unit at any time from the warrant agreement execution dates to the exercise period end dates. Depending on the warrant agreement, the exercise period varies from seventh to tenth anniversary of the warrant agreement execution date. There were 181,148,044 and 62,828,562 warrants outstanding as of December 31, 2023, and 2022, respectively. Given the nominal exercise price, penny warrants are considered to be outstanding in the context of basic earnings per share, and thus the units are included in the computation of basic and diluted earnings per unit as of December 31, 2023, and 2022, respectively. However, the puttable warrants associated with the Bay Point note in the amounts of 3,839,359 and 6,562,642 are anti-dilutive for the year ended December 31, 2023, and 2022, respectively. Therefore, the Bay Point warrants are excluded from the calculation of diluted net loss per unit for the years ended December 31, 2023, and 2022, respectively.

The following table sets forth the computation of the Company’s basic and diluted loss per unit:

	Year Ended December 31,
	2023	2022
Numerator:
Net (loss)	$(35,532,791)	$(15,279,488)
Dividend	(2,082,277)	(1,927,830)
Earnings available for common units	$(37,615,068)	$(17,207,318)
Denominator:
Weighted average common units outstanding (basic)	188,579,085	67,134,921
Dilutive effect of potential membership units	—	—
Weighted average common units outstanding (diluted)	188,579,085	67,134,921
Basic earnings per unit	$(0.20)	$(0.26)
Diluted earnings per unit	$(0.20)	$(0.26)

Series A units, some of which are redeemable and some of which are nonredeemable, are excluded in the net loss per unit calculation above as they are not participating units. Series C units are non-voting units. These units are included in the basic and diluted weighted Series B units and Series C units outstanding calculation above. Warrants are also included in the above calculation of basic and diluted weighted average Series B units and Series C units outstanding because they are fully exercisable at any time by the holders.